Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income/(loss)	$ 95,003	$ 50,304	$ (1,045,590)
Adjustments to reconcile net cash flows from operating activities
Depreciation and amortization	30,654	45,098	84,282
Impairment of goodwill			39,403
Shares issued for services	70,500		31,875
Amortization of debt discount			350,000
Stock options expense	3,812	50,637	128,629
Changes in operating assets and liabilities
Accounts receivable	37,153	12,606	(46,380)
Note receivable	(110,000)
Accounts payable	21,458	(102,168)	158,766
Net cash flows used in operating activities	148,580	56,477	(299,015)
Cash flows from investing activities
Capital assets - computers			(1,066)
Payment for intangible assets	(468)	(658)	(1,500)
Net cash flows used in investing activities	(468)	(658)	(2,566)
Cash flows from financing activities
Shares subscriptions received but not issued	30,000
Repayment of notes payable	(168,744)	(128,216)
Proceeds from notes payable			350,000
Net cash flows used in financing activities	(138,744)	(128,216)	350,000
Effect of translation on cash			(10,337)
Net increase(decrease) in cash	9,368	(72,397)	38,082
Cash and cash equivalents, beginning of period	34,276	106,673	68,591
Cash and cash equivalents, end of period	43,644	34,276	106,673
Supplemental disclosure:
Interest paid on notes	27,923	44,549	31,885
Interest tax paid
Non-cash financing and investing activities:
Common stock issued for services (directors' fees)	70,500
Common stock issued for purchase of assets			71,100
Beneficial conversion feature on convertible promissory notes			$ 350,000